SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE ALLOCATION FUNDS

Wells Fargo Advantage Absolute Return Fund

Wells Fargo Advantage Asset Allocation Fund

Wells Fargo Advantage Absolute Return Fund and Wells Fargo Advantage Asset Allocation Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, Sam Wilderman is added as a Portfolio Manager for each Fund. A biographical description for Mr. Wilderman is included among the Portfolio Manager biographies listed for the Wells Fargo Advantage Absolute Return Fund as follows:

The Fund will invest substantially all of its assets directly in Benchmark-Free Allocation Fund.

Day-to-day management of Benchmark-Free Allocation Fund is the responsibility of GMO's Asset Allocation Division (the "Division"). The Division's members work collaboratively to manage Benchmark-Free Allocation Fund's portfolio, and no one person is primarily responsible for day-to-day management of Benchmark-Free Allocation Fund. Ben Inker and Sam Wilderman, the senior members of the Division, allocate the responsibility for portions of Benchmark-Free Allocation Fund's portfolio to various members of the Division, oversee the implementation of the trades on behalf of Benchmark-Free Allocation Fund, review the overall composition of the portfolio, including compliance with stated investment objectives and strategies, and monitor cash flows. Mr. Inker and Mr. Wilderman are Co-Directors of the Division. Mr. Inker has been responsible for overseeing the portfolio management of GMO's asset allocation portfolios since 1996. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 2012.

A biographical description for Mr. Wilderman is included among the Portfolio Manager biographies listed for the Wells Fargo Advantage Asset Allocation Fund as follows:

The Fund will invest all of its assets directly in Asset Allocation Trust (“AAT”). Day-to-day management of AAT is the responsibility of GMO's Asset Allocation Division (the "Division"). The Division's members work collaboratively to manage AAT's portfolio, and no one person is primarily responsible for day-to-day management of AAT. Ben Inker and Sam Wilderman, the senior members of the Division, allocate the responsibility for portions of AAT's portfolio to various members of the Division, oversee the implementation of the trades on behalf of AAT, review the overall composition of the portfolio, including compliance with stated investment objectives and strategies, and monitor cash flows. Mr. Inker and Mr. Wilderman are Co-Directors of the Division. Mr. Inker has been responsible for overseeing the portfolio management of GMO's asset allocation portfolios since 1996. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 2012.

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in each Fund’s Statement of Additional Information is amended to add the following information:

            Grantham, Mayo, Van Otterloo & Co. LLC

Sam Wilderman[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Wilderman became portfolio manager of the Fund in September 2012. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Grantham, Mayo, Van Otterloo & Co. LLC
Sam Wilderman	Absolute Return Fund	$0

Portfolio Manager	Fund	Beneficial Ownership
Grantham, Mayo, Van Otterloo & Co. LLC
Sam Wilderman	Asset Allocation Fund	$0

Wells Fargo Advantage Asset Allocation Fund (the “Fund”)

            The Average Annual Total Return tables in the section entitled “Fund Summary - Performance” in the Fund’s prospectuses for Class A, Class B, Class C and Administrator Class are replaced with the following:

Average Annual Total Returns for the periods ended 12/31/2011 (Returns reflect applicable sales charges)

	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/29/1996	-4.62%	1.09%	5.96%
Class A (after taxes on distributions)	7/29/1996	-5.26%	-0.33%	4.66%
Class A (after taxes on distributions and the sale of Fund shares)	7/29/1996	-3.00%	0.25%	4.53%
Class B (before taxes)	10/3/2002	-4.49%	1.22%	6.06%
Class C (before taxes)	10/3/2002	-0.57%	1.52%	5.83%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		-1.90%	1.33%	4.45%
MSCI ACWI Index (Net)		-7.35%	-1.93%	4.24%

Average Annual Total Returns for the periods ended 12/31/2011

	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	10/3/2002	1.41%	2.52%	6.84%
Administrator Class (after taxes on distributions)	10/3/2002	0.71%	1.02%	5.48%
Administrator Class (after taxes on distributions and the sale of Fund shares)	10/3/2002	0.91%	1.43%	5.29%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		7.84%	6.50%	5.78%
GMO Global Balanced Index (reflects no deduction for fees, expenses, or taxes)		-1.90%	1.33%	4.45%
MSCI ACWI Index (Net)		-7.35%	-1.93%	4.24%

September 14, 2012                                                                                                     AFAM092/P503SP